Schedule I Condensed Financial Information Of Parent Company Only (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 23, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Equity earnings (losses)		$ 144,000,000	[1]	$ 134,000,000	[1]	$ 111,000,000	[1]
Interest incurred - external		(888,000,000)		(611,000,000)		(568,000,000)
Gain on remeasurement of equity-method investment		2,544,000,000	[1]	0	[1]	0	[1]
Net insurance recoveries - Geismar Incident		232,000,000		40,000,000		0
Other income (expense) - net		31,000,000		0		(2,000,000)
Income (loss) from continuing operations before income taxes		3,584,000,000		1,080,000,000		1,289,000,000
Provision for income taxes		1,249,000,000		401,000,000		360,000,000
Income (loss) from continuing operations		2,110,000,000		441,000,000		723,000,000
Income (loss) from discontinued operations		4,000,000		(11,000,000)		136,000,000
Net income (loss) attributable to The Williams Companies, Inc.		2,114,000,000		430,000,000		859,000,000
Basic earnings (loss) per common share:
Income (loss) from continuing operations		$ 2.93		$ 0.65		$ 1.17
Income (loss) from discontinued operations		$ 0.01		$ (0.02)		$ 0.22
Net income (loss)		$ 2.94		$ 0.63		$ 1.39
Weighted-average shares (thousands)		719,325		682,948		619,792
Diluted earnings (loss) per common share:
Income (loss) from continuing operations		$ 2.91		$ 0.64		$ 1.15
Income (loss) from discontinued operations		$ 0.01		$ (0.02)		$ 0.22
Net income (loss)		$ 2.92		$ 0.62		$ 1.37
Weighted-average shares (thousands)		723,641		687,185		625,486
Other comprehensive income (loss):
Other comprehensive income (loss)		(176,000,000)		198,000,000		27,000,000
Comprehensive Income (loss) attributable to The Williams Companies, Inc.		1,957,000,000		628,000,000		886,000,000
Assets, Current [Abstract]
Cash and cash equivalents		240,000,000		681,000,000		839,000,000
Other current assets and deferred charges		213,000,000		107,000,000
Total current assets		1,890,000,000		1,683,000,000
Property, plant, and equipment - net		28,081,000,000		18,210,000,000
Other noncurrent assets		619,000,000		599,000,000
Total assets		50,563,000,000		27,142,000,000
Liabilities, Current [Abstract]
Accounts payable		865,000,000		960,000,000
Long-term debt due within one year		4,000,000		1,000,000
Total current liabilities		2,567,000,000		1,983,000,000
Long-term debt		20,888,000,000		11,353,000,000
Deferred income taxes		4,712,000,000		3,529,000,000
Contingent liabilities and commitments
Equity: [Abstract]
Common stock		782,000,000		718,000,000
Total stockholders' equity		8,777,000,000		4,864,000,000
Total liabilities and stockholders' equity		50,563,000,000		27,142,000,000
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided by (Used in) Operating Activities		2,115,000,000		2,217,000,000		1,835,000,000
FINANCING ACTIVITIES:
Proceeds from long-term debt		7,321,000,000		2,699,000,000		3,486,000,000
Payments of long-term debt		(1,828,000,000)		(2,081,000,000)		(1,468,000,000)
Proceeds from issuance of common stock	3,378,000,000	3,416,000,000		18,000,000		2,550,000,000
Dividends paid		(1,412,000,000)		(982,000,000)		(742,000,000)
Other - net		17,000,000		17,000,000		42,000,000
Net cash provided (used) by financing activities		7,601,000,000		1,677,000,000		5,036,000,000
INVESTING ACTIVITIES:
Capital expenditures		(20,756,000,000)		(3,731,000,000)		(6,018,000,000)
Other - net		314,000,000		(19,000,000)		108,000,000
Net cash provided (used) by investing activities		(10,157,000,000)		(4,052,000,000)		(6,921,000,000)
Increase (decrease) in cash and cash equivalents		(441,000,000)		(158,000,000)		(50,000,000)
Cash and cash equivalents at beginning of year		681,000,000		839,000,000		889,000,000
Cash and cash equivalents at end of year		240,000,000		681,000,000		839,000,000
Parent Company [Member]
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Equity in earnings of consolidated subsidiaries		1,799,000,000		1,564,000,000		1,895,000,000
Equity earnings (losses)		(7,000,000)		30,000,000		0
Interest incurred - external		(206,000,000)		(156,000,000)		(128,000,000)
Interest incurred - affiliate		(797,000,000)		(722,000,000)		(816,000,000)
Interest income - affiliate		10,000,000		71,000,000		84,000,000
Gain on remeasurement of equity-method investment		2,544,000,000		0		0
Other income (expense) - net		(13,000,000)		32,000,000		3,000,000
Income (loss) from continuing operations before income taxes		3,330,000,000		819,000,000		1,038,000,000
Provision for income taxes		1,220,000,000		378,000,000		315,000,000
Income (loss) from continuing operations		2,110,000,000		441,000,000		723,000,000
Income (loss) from discontinued operations		4,000,000		(11,000,000)		136,000,000
Net income (loss) attributable to The Williams Companies, Inc.		2,114,000,000		430,000,000		859,000,000
Basic earnings (loss) per common share:
Income (loss) from continuing operations		$ 2.93		$ 0.65		$ 1.17
Income (loss) from discontinued operations		$ 0.01		$ (0.02)		$ 0.22
Net income (loss)		$ 2.94		$ 0.63		$ 1.39
Weighted-average shares (thousands)		719,325		682,948		619,792
Diluted earnings (loss) per common share:
Income (loss) from continuing operations		$ 2.91		$ 0.64		$ 1.15
Income (loss) from discontinued operations		$ 0.01		$ (0.02)		$ 0.22
Net income (loss)		$ 2.92		$ 0.62		$ 1.37
Weighted-average shares (thousands)		723,641		687,185		625,486
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries		(96,000,000)		(41,000,000)		21,000,000
Other comprehensive income (loss) attributable to The Williams Companies, Inc.		(80,000,000)		239,000,000		6,000,000
Other comprehensive income (loss)		(176,000,000)		198,000,000		27,000,000
Other comprehensive income (loss) attributable to noncontrolling interests		(19,000,000)		0		0
Comprehensive Income (loss) attributable to The Williams Companies, Inc.		1,957,000,000		628,000,000		886,000,000
Assets, Current [Abstract]
Cash and cash equivalents		49,000,000		282,000,000		340,000,000
Other current assets and deferred charges		246,000,000		167,000,000
Total current assets		295,000,000		449,000,000
Investments in and advances to consolidated subsidiaries		31,405,000,000		19,162,000,000
Investment in Access Midstream Partners		0		2,161,000,000
Property, plant, and equipment - net		99,000,000		68,000,000
Other noncurrent assets		46,000,000		34,000,000
Total assets		31,845,000,000		21,874,000,000
Liabilities, Current [Abstract]
Accounts payable		27,000,000		26,000,000
Long-term debt due within one year		0		1,000,000
Other current liabilities		174,000,000		147,000,000
Total current liabilities		201,000,000		174,000,000
Long-term debt		4,562,000,000		2,296,000,000
Notes payable - affiliates		13,295,000,000		10,830,000,000
Pension, other postretirement and other noncurrent liabilities		409,000,000		282,000,000
Deferred income taxes		4,601,000,000		3,428,000,000
Contingent liabilities and commitments
Equity: [Abstract]
Common stock		782,000,000		718,000,000
Other stockholders' equity		7,995,000,000		4,146,000,000
Total stockholders' equity		8,777,000,000		4,864,000,000
Total liabilities and stockholders' equity		31,845,000,000		21,874,000,000
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided by (Used in) Operating Activities		(500,000,000)		19,000,000		(11,000,000)
FINANCING ACTIVITIES:
Proceeds from long-term debt		2,935,000,000		0		848,000,000
Payments of long-term debt		(671,000,000)		(1,000,000)		(28,000,000)
Changes in notes payable to affiliates		2,465,000,000		1,892,000,000		520,000,000
Tax benefit of stock-based awards		25,000,000		19,000,000		44,000,000
Proceeds from issuance of common stock		3,416,000,000		18,000,000		2,550,000,000
Dividends paid		(1,412,000,000)		(982,000,000)		(742,000,000)
Other - net		(17,000,000)		(3,000,000)		(7,000,000)
Net cash provided (used) by financing activities		6,741,000,000		943,000,000		3,185,000,000
INVESTING ACTIVITIES:
Capital expenditures		(54,000,000)		(23,000,000)		(18,000,000)
Payments to Acquire Businesses, Gross		(5,995,000,000)		0		0
Purchase of investment in Access Midstream Partners		0		(4,000,000)		(2,179,000,000)
Changes in investments in and advances to consolidated subsidiaries		(450,000,000)		(985,000,000)		(953,000,000)
Other - net		25,000,000		(8,000,000)		24,000,000
Net cash provided (used) by investing activities		(6,474,000,000)		(1,020,000,000)		(3,126,000,000)
Increase (decrease) in cash and cash equivalents		(233,000,000)		(58,000,000)		48,000,000
Cash and cash equivalents at beginning of year		282,000,000		340,000,000		292,000,000
Cash and cash equivalents at end of year		49,000,000		282,000,000		340,000,000
Guarantees [Abstract]
Guarantor Obligations, Maximum Exposure, Undiscounted		681,000,000
Cash Dividends Received [Abstract]
Proceeds from Dividends Received		$ 1,900,000,000		$ 1,500,000,000		$ 1,100,000,000

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)